Stockholders Equity (Details) - Schedule of outstanding and exercisable warrants - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of outstanding and exercisable warrants [Abstract]
Numbers of Warrants Outstanding ,Beginning Balance
Weighted Average Exercise Price , Beginning Balance
Numbers of Warrants Outstanding , Warrants Issued	10,733,651
Weighted Average Exercise Price , Warrants Issued	$ 4.9
Numbers of Warrants Outstanding , Warrants Exercised	(387,867)
Weighted Average Exercise Price , Warrants Exercised
Numbers of Warrants Outstanding , Ending Balance	10,345,784
Weighted Average Exercise Price , Ending Balance	$ 4.9
Weighted Average Life (Years)	5 years